Sun Capital Advisers Trust®

Prospectus – May 1, 2009
Initial Class Shares

Asset Allocation Funds	Fixed Income Funds
SCSM Ibbotson Balanced Fund	Sun Capital Investment Grade Bond Fund®
SCSM Ibbotson Growth Fund	Sun Capital Money Market Fund®
SCSM Ibbotson Moderate Fund	SCSM BlackRock Inflation Protected Bond Fund
SCSM Goldman Sachs Short Duration Fund
Equity Funds	SCSM PIMCO High Yield Fund
SCSM AIM Small Cap Growth Fund	SCSM PIMCO Total Return Fund
SCSM AllianceBernstein International Value Fund
SCSM Davis Venture Value Fund	Specialty Fund
SCSM Dreman Small Cap Value Fund	Sun Capital Global Real Estate Fund
SCSM Goldman Sachs Mid Cap Value Fund
SCSM Lord Abbett Growth & Income Fund
SCSM Oppenheimer Large Cap Core Fund
SCSM Oppenheimer Main Street Small Cap Fund
SCSM WMC Blue Chip Mid Cap Fund
SCSM WMC Large Cap Growth Fund

The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a Sun Life Financial Company, serves as investment adviser to Sun Capital Advisers Trust

Table of Contents

Overview of Funds	1

The Funds’ Goals, Strategies and Risks	2

Asset Allocation Funds		Fixed Income Funds
SCSM Ibbotson Balanced Fund	2	Sun Capital Investment Grade Bond Fund®	30
SCSM Ibbotson Growth Fund	5	Sun Capital Money Market Fund®	32
SCSM Ibbotson Moderate Fund	8	SCSM BlackRock Inflation Protected Bond Fund	34
		SCSM Goldman Sachs Short Duration Fund	36
Equity Funds		SCSM PIMCO High Yield Fund	38
SCSM AIM Small Cap Growth Fund	11	SCSM PIMCO Total Return Fund	40
SCSM AllianceBernstein International Value Fund	13
SCSM Davis Venture Value Fund	15	Specialty Fund
SCSM Dreman Small Cap Value Fund	17	Sun Capital Global Real Estate Fund	42
SCSM Goldman Sachs Mid Cap Value Fund	19
SCSM Lord Abbett Growth & Income Fund	21
SCSM Oppenheimer Large Cap Core Fund	22
SCSM Oppenheimer Main Street Small Cap Fund	24
SCSM WMC Blue Chip Mid Cap Fund	26
SCSM WMC Large Cap Growth Fund	28

Expense Summary	45

More About the Funds’ Investments	49

Portfolio Holdings	54

The Investment Adviser and Subadvisers	55
About the Adviser	55
About AllianceBernstein L.P.	58
About BlackRock Financial Management, Inc.	58
About Davis Selected Advisers, L.P.	58
About Dreman Value Management, L.L.C.	58
About Goldman Sachs Asset Management, L.P.	59
About Ibbotson Associates, Inc.	59
About Invesco Aim Advisors, Inc.	59
About Lord, Abbett & Co. LLC	59
About OppenheimerFunds, Inc.	59
About Pacific Investment Management Company, LLC	59
About Wellington Management Company, LLP	60
About the Portfolio Managers	61

Purchase, Redemption and Other Information	65
Buying and Redeeming Service Class Shares	65
Excessive and Short-term Trading	65
Automatic Transactions	66
Valuation of Shares	66
Dividends and Distributions	66
Taxes	66

Fund Details	67

Financial Highlights	68

Appendix A: Information about the underlying Funds	A-1

Overview of funds

Adviser

All of the funds are managed by Sun Capital Advisers LLC. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. As a member of the Sun Life Financial group of companies, the adviser is part of a diversified financial services organization that provides a broad range of financial products and services to individuals and groups.

Funds

Shares of the funds are available exclusively for variable annuity and variable life insurance products. Variable annuity and variable life insurance contract owners should also review the separate account prospectus prepared by the insurance company for their contracts.

Asset Allocation Funds                                                                                     Fixed Income Funds
SCSM Ibbotson Balanced Fund                                                                                 Sun Capital Investment Grade Bond Fund®
SCSM Ibbotson Growth Fund                                                                                    Sun Capital Money Market Fund®
SCSM Ibbotson Moderate Fund                                                                                SCSM BlackRock Inflation Protected Bond Fund
                       SCSM Goldman Sachs Short Duration Fund
Equity Funds                                                                                                             SCSM PIMCO High Yield Fund
SCSM AIM Small Cap Growth Fund                                                                         SCSM PIMCO Total Return Fund
SCSM AllianceBernstein International Value Fund
SCSM Davis Venture Value Fund                                                                             Specialty Fund
SCSM Dreman Small Cap Value Fund                                                                       Sun Capital Global Real Estate Fund
SCSM Goldman Sachs Mid Cap Value Fund
SCSM Lord Abbett Growth & Income Fund
SCSM Oppenheimer Large Cap Core Fund
SCSM Oppenheimer Main Street Small Cap Fund
SCSM WMC Blue Chip Mid Cap Fund
SCSM WMC Large Cap Growth Fund

You Should Know

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sun Capital Advisers Trust’s trustees may change a fund’s investment goal without shareholder approval.

This prospectus relates only to the Initial Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Initial Class shares of the funds serve as investment options. The Service Class shares of the funds are offered by means of a separate prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Balanced Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix A: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Balanced Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT SC IBBOTSON BALANCED FUND

Based upon the analysis described under “How
Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Davis Venture Value Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM AIM Small Cap Growth Fund	0% to 30%
SCSM Dreman Small Cap Value Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 30%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Balanced Fund (continued)

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to all of the underlying funds.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Balanced Fund (continued)

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•
want higher potential returns than a money market fund or primarily fixed income investment and are willing to accept a significant degree of equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible return
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Growth Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Ibbotson Associates, Inc.

INVESTMENT GOALS

Long-term capital growth and current income.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix A: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Growth Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT SC IBBOTSON GROWTH FUND

Based upon the analysis described under “How
Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Davis Venture Value Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM AIM Small Cap Growth Fund	0% to 30%
SCSM Dreman Small Cap Value Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Growth Fund (continued)

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to all of the underlying funds.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Growth Fund (continued)

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•
want higher potential returns than a “balanced” or a primarily fixed income investment and are willing to accept very significant equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for current income
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Moderate Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Ibbotson Associates, Inc.

INVESTMENT GOALS

Current income and long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The investment policies of the various underlying funds are described in “Appendix A: Information About the Underlying Funds,” which is considered part of this prospectus.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

SC Ibbotson Moderate Fund

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT SC IBBOTSON MODERATE FUND

Based upon the analysis described under “How
Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Davis Venture Value Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM AIM Small Cap Growth Fund	0% to 30%
SCSM Dreman Small Cap Value Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of forecast returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Moderate Fund (continued)

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent a significant portion of the fund’s investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

The fund is structured as a fund of funds. The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. Currently, the adviser or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to all of the underlying funds.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	Prices of the fund’s portfolio securities fall as a result of general market movements or unfavorable portfolio company news.
•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.
•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.
•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.
•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – ASSET ALLOCATION FUNDS
SCSM Ibbotson Moderate Fund (continued)

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•
want higher potential returns than a money market fund or purely fixed income investment and are willing to accept some degree of equity market exposure and risk as well as interest rate and credit risk

•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible return
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM AIM Small Cap Growth Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Invesco Aim Advisors, Inc.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2008, the largest market capitalization resulting from this formula was $8.21 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of small capitalization companies.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•
Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

•	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
•
Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM AIM Small Cap Growth Fund (continued)

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term capital appreciation potential of small cap companies
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	are interested in earning current income
•	are investing for the short term
•	are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM AllianceBernstein International Value Fund

Adviser: Sun Capital Advisers LLC
Subadviser: AllianceBernstein L.P.

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, IPOs, private placements and offers for sale, convertible securities, REITs, ETFs, income trusts, stapled securities, warrants, rights, and local access products. For illustrative purposes, local access products include, without limitation, equity linked certificates, participation notes, and low exercise price call warrants. An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. Risk models built by the subadviser’s quantitative analysts are used to seek to construct a portfolio with an effective balance of risk and return.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when relative return trends are favorable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
•	The market undervalues securities held by the fund for longer than expected.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM AllianceBernstein International Value Fund (continued)

•	Value stocks fall out of favor with the stock markets relative to growth stocks.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term growth potential of a diversified portfolio of international stocks
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in domestic equity or fixed income securities
•	are willing to accept the risks of international stock markets and foreign currencies

The fund may not be appropriate for investors who:

•	are uncomfortable with the risks of international stock markets and foreign currencies
•	seek stability of principal
•	are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Davis Venture Value Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Davis Selected Advisers, L.P.

INVESTMENT GOAL

Growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in the common stock of U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares, or U.S. dollar denominated securities of foreign issuers).

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

•	Strong, experienced management with a proven track record
•
Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Strong returns on capital
•	Lean expense structure
•	Dominant or growing market share
•	Strong balance sheet
•	Non-obsolescent products/services
•	Global presence and brand names
•	Innovation, including successful use of technology

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	The stock market goes down.
•	Value stocks fall out of favor with the stock market relative to growth stocks.
•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.
•	The market undervalues the stocks held by the fund for longer than expected.
•	Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

The fund historically has invested a significant portion of its assets in the financial services sector. Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.
•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.
•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.
•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Davis Venture Value Fund (continued)

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking long-term growth of capital
•	Are more comfortable with established, well-known companies
•	Are investing for the long term
•	Are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

•	Are worried about the possibility of sharp price swings and dramatic price declines
•	Are interested in earning current income
•	Are investing for the short term

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

This bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on July 17, 2000.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	17.36%	2nd Quarter 2003

Lowest	(23.49)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Years	Since Inception*
Fund	(37.81)%	(1.70)%	(1.44)%

S&P 500 Index	(37.00)%	(2.19)%	(4.21)%
* Inception means 07/17/00 for Davis Venture Value Fund’s Initial Class shares and the S&P 500 Index.

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Dreman Small Cap Value Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Dreman Value Management, L.L.C.

INVESTMENT GOAL

Long-term capital appreciation.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in common stocks of small capitalization companies that the subadviser believes to have intrinsic value. Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of small capitalization companies. The fund measures capitalization at the time it purchases a security, and currently considers small capitalization companies to be companies with market capitalization similar to those of companies in the Russell 2000® Value Index. As of December 31, 2008, the market capitalization of companies in the Russell 2000® Value Index ranged from $7 million to $3.28 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.

How Investments Are Selected

Dreman Value Management, L.L.C., the fund’s subadviser, seeks to find overlooked companies with low P/E ratios and solid financial strength. When selecting securities to buy or sell for the fund, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While this process may change over time or vary in particular circumstances, in general the selection process currently uses the following:

•	A stock selection process that begins with the use of a number of quantitative screens to identify the lowest quintile of stocks based on P/E ratios.
•	A refining process which applies several value screens, including low price to book, low price to cash flow, and high dividend values.
•	A fundamental “bottom up” research approach to identify stocks that have shown above average earnings per share growth and dividend yield.
•
A final approval stage where stocks that have passed through the screening and analysis processes are recommended by the analyst or portfolio manager to the subadviser’s investment committee for approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	are seeking to participate in the long-term capital appreciation potential of small cap companies
•	are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Dreman Small Cap Value Fund (continued)

•	are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	are interested in earning current income
•	are investing for the short term
•	are uncomfortable with the risks of the stock market

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Goldman Sachs Mid Cap Value Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Goldman Sachs Asset Management, L.P.

INVESTMENT GOAL

Long-term total return on capital.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund will provide written notice to its shareholders at least 60 days before any change to this policy. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and industry characteristics similar to those of its benchmark, the Russell Midcap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell Midcap® Value Index at the time of investment. As of December 31, 2008, the market capitalization range of companies in the Russell Midcap® Value Index was $24 million to $13.83 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell Midcap® Value Index.

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.
•	Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 3,500 U.S. stocks on a daily basis.
•	Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.
•	Designing trading strategies to minimize total transaction costs to the fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	The stock market goes down.
•
Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price.

•	The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
•
The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term total return potential of a diversified portfolio of mid capitalization stocks
•	Are seeking an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of larger capitalization companies
•	Are willing to accept the risks of the stock market

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Goldman Sachs Mid Cap Value Fund (continued)

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of the stock market
•	Are seeking stability of principal
•	Are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on March 7, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Lord Abbett Growth & Income Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Lord, Abbett & Co. LLC

INVESTMENT GOAL

Long-term growth of capital and income without excessive fluctuations in market value.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. As of December 31, 2008, the market capitalization range of companies in the Russell 1000® Index was $24 million to $421.8 billion. This range varies daily. The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

•	Investing in companies that the subadviser believes are selling at reasonable prices in relation to their potential value.
•	Seeking to limit downside risk by investing in stocks of companies that the subadviser believes are underpriced.
•	Investing in large, seasoned companies that tend to be less volatile than smaller companies.
•	Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	The stock market goes down.
•	The prospects of individual companies in which the fund invests change.
•	Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.
•	Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.
•	The market undervalues the stocks held by the fund for longer than expected.
•	Securities judged to be undervalued are actually appropriately priced.
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital and income growth potential of a diversified portfolio of large capitalization value stocks
•	Are seeking an investment with potentially greater returns but higher risk than a fund that invests primarily in fixed income securities
•	Are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of the stock market
•	Are seeking stability of principal
•	Are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on March 7, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Oppenheimer Large Cap Core Fund

Adviser: Sun Capital Advisers LLC
Subadviser: OppenheimerFunds, Inc.
Sub-Subadviser: OFI Institutional Asset Management

INVESTMENT GOAL

Long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

The fund invests primarily in equity securities of U.S. companies.

Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. The fund currently considers companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500 Index (the “S&P 500 Index”) to be large capitalization companies. The size of the capitalization of companies in the S&P 500 Index varies daily. The fund measures that capitalization at the time the fund buys the security, and it is not required to sell the security if the issuer’s capitalization shrinks so that it is no longer included in the S&P 500 Index. The definition of a large capitalization company is subject to change.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of large capitalization companies.

The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but does not invest more than 10% of its assets in other foreign securities. These U.S. and foreign companies in which the fund invests may be of any size.

How Investments Are Selected

In selecting securities for purchase or sale by the fund, the portfolio manager follows an investment process that uses a systematic and disciplined quantitative investment style. While this process and the inter-relationships of the factors used may change over time and its implementation may vary in particular cases, in general, the investment selection process includes the strategies described below:

•
In selecting stocks, the portfolio manager uses proprietary quantitative valuation techniques, which incorporate data derived from fundamental analysis, to identify opportunities within the S&P 500 Index. Individual stocks are selected for the fund using a ranking process based on those valuation models.

•
The portfolio manager uses both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may be attractive investment opportunities, for example, by selecting stocks of issuers that have attractive earnings, cash flow, revenues, and/or other favorable characteristics.

•	Seeking to reduce overall risks, the portfolio manager diversifies the fund’s equity positions by allocating investments among sectors within the S&P 500 Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	The stock market goes down
•	An adverse event depresses the value of a particular stock or industry in which the fund invests
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital growth potential of a diversified portfolio of large capitalization stocks
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
•	Are willing to accept the risks of the stock market

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Oppenheimer Large Cap Core Fund (continued)

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of the stock market
•	Are seeking stability of principal
•	Are investing for the short term

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

This bar chart is intended to show the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on May 1, 2002.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	37.36%	2nd Quarter 2003

Lowest	(19.69)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Year	Since Inception*
Fund	(37.06)%	(3.18)%	(0.25)%

S&P 500 Index	(37.00)%	(2.19)%	(0.72)%
* Inception means 05/01/02 for Oppenheimer Large Cap Core Fund’s Initial Class shares and the S&P 500 Index.

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the return of the S&P 500 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Unlike the fund, the index is not managed and does not incur expenses.

OppenheimerFunds, Inc. became the fund’s subadviser on May 1, 2008. Effective with the change in subadviser, the fund’s investment strategy changed from an “all capitalization” strategy to one focusing on large capitalization stocks.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Oppenheimer Main Street Small Cap Fund

Adviser: Sun Capital Advisers LLC
Subadviser: OppenheimerFunds, Inc.

INVESTMENT GOAL

Capital appreciation.

KEY INVESTMENTS AND STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund currently considers companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000® Index or the S&P Small Cap 600 Index to be small capitalization companies. The size of the largest capitalization company in either index varies daily. As of December 31, 2008, the largest capitalization company in either the Russell 2000® Index or the S&P Small Cap 600 Index was $3.28 billion. The fund measures that capitalization at the time the fund buys the security and it is not required to sell the security if the issuer’s capitalization grows so that it is no longer included in either the Russell 2000® Index or the S&P Small Cap 600 Index.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities of small capitalization companies.

OppenheimerFunds, Inc., the fund’s investment subadviser, primarily invests in common stocks of small- capitalization U.S. companies that it believes have favorable business trends or prospects. These may include combining both growth and value styles.

How Investments Are Selected

In selecting securities to buy or sell for the fund, the portfolio managers use an investment process that uses multi-factor quantitative models to rank stocks on a daily basis. While the process may change over time or vary in particular cases, in general the selection process currently uses:

Multi-factor quantitative models: The fund uses both “top down” and “bottom up” quantitative models.

•
The “top down” market capitalization model seeks to predict the future market direction of the capitalization environment. The portfolio managers divide the domestic equity market into market-capitalization segments and market capitalization exposure is managed using proprietary modeling that incorporates factors such as relative price momentum and reversals, relative valuations and measures of investors risk tolerance.

•
The “bottom up” stock selection models seek to rank securities within each capitalization range in order of attractiveness. Over a hundred company-specific factors are analyzed in constructing the “bottom up” models, including valuation, profitability, quality, momentum, volatility and special effects. Different models are used for each of the different market capitalization segments. These “bottom up” models incorporate both macro-economic variables (e.g., GDP, interest rates, and seasonal effects) to attempt to predict the performance of the company-specific factors (e.g., valuation and profitability).

Portfolio Construction: The portfolio is then constructed and continuously monitored based on the quantitative investment models. Security weightings are determined according to capitalization outlook, stock ranking and benchmark weighting. The portfolio aims to maintain a broadly diversified portfolio that limits idiosyncratic company-specific risks and is scalable, efficient and adaptable.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments
•	Small cap securities, which generally are more volatile and less liquid than mid- or large-cap securities, decline in value more steeply or become less liquid than expected
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news
•	The fund’s investment style and small cap focus do not produce favorable results relative to market trends
•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as
•

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM Oppenheimer Main Street Small Cap Fund (continued)

a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term capital appreciation potential of small cap companies
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large or mid cap companies
•	Are willing to accept the risks of the stock market and potential long-term rewards of investing in small cap companies with limited track records

The fund may not be appropriate for investors who:

•	Are interested in earning current income
•	Are investing for the short term
•	Are uncomfortable with the risks of the stock market

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s
Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance
contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

This bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on July 17, 2000.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	22.27%	2nd Quarter 2003

Lowest	(26.91)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Years	Since Inception*
Fund	(37.99)%	(3.02)%	2.97%

Russell 2000® Index	(33.79)%	(0.93)%	0.33%
* Inception means 7/17/00 for Oppenheimer Main Street Small Cap Fund’s Initial Class shares and the Russell 2000® Index.

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the returns of the Russell 2000® Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization). Unlike the fund, the index is not managed and does not incur expenses.

OppenheimerFunds, Inc. became the fund’s subadviser on January 9, 2006.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM WMC Blue Chip Mid Cap Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Wellington Management Company, LLP

INVESTMENT GOAL

Long-term capital growth.

KEY INVESTMENTS AND STRATEGIES

Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2008, this range was between $24 million to $14.92 billion. The range of capitalizations of companies in each index will fluctuate as market prices increase or decrease. The fund measures capitalization at the time the fund buys the security; the fund is not required to sell the security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in securities with mid-capitalization market ranges.

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established companies. These are companies with a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

The fund’s investment subadviser, Wellington
Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Mid-capitalization companies fall out of favor with investors.
•	Prices of the fund’s securities fall as a result of general market movements or unfavorable company news.
•	The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.
•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term growth potential of U.S. medium capitalization stocks

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM WMC Blue Chip Mid Cap Fund (continued)

•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities or in equity securities of large capitalization companies
•	Are willing to accept the risks of the stock market

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of the stock market
•	Are seeking stability of principal
•	Are investing for the short term

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

The bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on September 1, 1999.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	22.85%	1st Quarter 2000

Lowest	(22.98)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Years	Since Inception*
Fund	(35.14)%	2.44%	7.75%

S&P MidCap 400 Index	(36.23)%	(0.08)%	4.67%
* Inception means 09/01/99 for WMC Blue Chip Mid Cap Fund’s Initial Class shares and the S&P MidCap 400 Index.

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the returns of the S&P MidCap 400 Index. The table assumes that you reinvest all of your dividends and distributions.

The S&P Midcap 400 Index is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM WMC Large Cap Growth Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Wellington Management Company, LLP

INVESTMENT GOAL

Long-term growth of capital.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in companies with large market capitalizations.

How Investments Are Selected

The fund invests primarily in common stocks of growth- oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington
Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.
•	Growth stocks fall out of favor with the stock markets relative to value stocks.
•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.
•	Foreign markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, perform differently from the U.S. market.
•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.
•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.
•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking to participate in the long-term growth potential of a diversified portfolio of large capitalization stocks
•	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
•	Are willing to accept the risks of the stock market

THE FUNDS’ GOALS, STRATEGIES AND RISKS – EQUITY FUNDS
SCSM WMC Large Cap Growth Fund (continued)

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of the stock market
•	Are seeking stability of principal
•	Are investing for the short term

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

This bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on April 2, 2007.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	1.55%	2nd Quarter 2008

Lowest	(22.43)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Since Inception*
Fund	(44.12)%	(25.53)%

Russell 1000® Growth Index	(38.44)%	(19.94)%
* Inception means 04/02/07 for WMC Large Cap Growth Fund’s Initial Class shares and the Russell 1000® Growth Index.

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the return of the Russell 1000® Growth Index. The table assumes that you reinvest all of your dividends and distributions.

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics. Unlike the fund, the index is not managed and does not incur expenses.

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®

Adviser: Sun Capital Advisers LLC

INVESTMENT GOAL

High current income consistent with relative stability of principal.

KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries
•	The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
•	Foreign governments, including governments of emerging market countries

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities.

Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality.

Duration Target

The portfolio’s average dollar-weighted duration is generally within (+) or (–) one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:

•	Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.
•	Identifying sectors and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.
•	Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
Interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk (this risk may be greater for securities with longer maturities).

•
The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund® (continued)

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund and are willing to accept more interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible income
•	Want absolute stability of principal

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s
Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

The bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on December 7, 1998.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	4.71%	2nd Quarter 2003

Lowest	(7.72)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Fund	(12.47)%	0.76%	3.44%

Barclays Capital U.S. Aggregate Bond Index	5.24%	4.65%	5.63%

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the return of the Barclays Capital U.S. Aggregate Bond Index. The table assumes that you reinvest all of your dividends and distributions.

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage- backed securities. Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
Sun Capital Money Market Fund®

Adviser: Sun Capital Advisers LLC

INVESTMENT GOAL

Maximizing current income, consistent with maintaining liquidity and preserving capital.

KEY INVESTMENTS AND STRATEGIES

The fund invests exclusively in high quality U.S. dollar- denominated money market securities, including those issued by:

•	U.S. and foreign banks
•	Corporate issuers
•	The U.S. government and its agencies and instrumentalities
•	Foreign governments
•	Multinational organizations such as the World Bank

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Ratings in a rating agency’s two highest short-term rating categories or equivalent quality for unrated securities.

Maximum Maturity

Average dollar weighted portfolio maturity of 90 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the fund seeks to preserve the value of an investment at $1.00 per share, the fund might not be able to maintain a $1.00 share price so it is possible to lose money by investing in the fund if any of the following occurs:

•	The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency.
•	There is a sudden or sharp increase in interest rates.
•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•
The value of the fund’s U.S. dollar-denominated foreign securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Seek liquidity and stability of principal
•	Want a conservative temporary investment

The fund may not be appropriate for investors who:

•	Need the added security of federal deposit insurance offered by bank deposits
•	Are investing for long-term growth
•	Are looking for a rate of return that consistently exceeds the rate of inflation

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
Sun Capital Money Market Fund® (continued)

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

This bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s Initial Class shares on December 7, 1998.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	1.52%	3rd Quarter 2000

Lowest	0.10%	4th Quarter 2003

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Fund	2.25%	3.03%	3.08%

Merrill Lynch 3-month U.S. T-Bill Index	2.06%	3.25%	3.45%

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compare to the return of the Merrill Lynch 3-month U.S. T-Bill Index. The table assumes that you reinvest all of your dividends and distributions.

The Merrill Lynch 3-month U.S. T-Bill Index is a measure of the performance of the 3-month U.S. Treasury bill.  Unlike the fund, the index is not managed and does not incur expenses.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM BlackRock Inflation Protected Bond Fund

Adviser: Sun Capital Advisers LLC
Subadviser: BlackRock Financial Management, Inc.

INVESTMENT GOAL

Maximum real return, consistent with preservation of real capital and prudent investment management.

KEY INVESTMENTS AND STRATEGIES

The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (formerly known as Lehman Brothers Global Real: U.S. Tips Index). The fund may invest up to 20% of it assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return.
“Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM BlackRock Inflation Protected Bond Fund (continued)

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
Nominal interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

•
The issuer of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
•	The fund’s investments in derivative instruments may become illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses.
•	The prices throughout the economy could decline over time causing deflation, which could result in losses for the fund.
•
The issuers of junk bonds may be unable to satisfy their obligations, and investors could experience the subordination of claims versus other debtholders if an issuer becomes bankrupt or a lack of liquidity for certain junk bonds develops.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Non-diversification Risks

•
The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund’s losses from adverse events affecting a particular issuer or industry.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	want inflation-adjusted returns and are willing to accept more interest rate and credit risk
•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible income
•	want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM Goldman Sachs Short Duration Fund

Adviser : Sun Capital Advisers LLC
Subadviser: Goldman Sachs Asset Management, L.P.

INVESTMENT GOALS

Primary: High-level of current income.
Secondary: Capital appreciation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of equivalent credit quality).

Generally, the fund’s subadviser expects to track the duration of the Merrill Lynch 1-3 Year Treasury Index (plus or minus one year), although the securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. government securities, corporate debt securities-both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by sovereigns, supranationals and other foreign entities, and preferred stocks.

Additional information about these types of securities is available in the section of the prospectus captioned “More About the Funds’ Investments.”

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Seeking to maximize the fund’s risk-adjusted total returns by developing a long- term risk budget, which involves a careful analysis of the fund’s risk and return objectives.
•	Generating investment views and strategies from “top-down” and “bottom-up” strategy teams. The “top-down” strategy teams specialize in cross-sector, duration, country, and currency decisions.
•	The “bottom-up” strategy teams are comprised of sector specialists that formulate sub-sector allocations and make security selection decisions.
•	Implementing portfolios by combining the best ideas generated by the strategy teams with portfolio management oversight on overall portfolio construction.
•	Monitoring the fund’s holdings to ensure the optimal mix of strategies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Increased interest rates cause the value of the fund’s fixed income securities to decline in value. This is known as interest rate risk. This may be greater for securities with longer maturities.
•
An issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM Goldman Sachs Short Duration Fund (continued)

•	The fund’s investments in derivative instruments may become illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses.
•
The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Want higher potential returns than a money market fund and are willing to accept more interest rate and credit risk
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are investing for maximum long-term growth or the highest possible income
•	Want absolute stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on March 7, 2008 and does not have returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM PIMCO High Yield Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Pacific Investment Management Company LLC

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if  unrated, of comparable quality as determined by the fund’s subadviser. The fund will provide written notice to its shareholders at least 60 days before any change to this policy. The fund may not invest more than 5% of its total assets in securities that are rated Caa by Moody’s or an equivalent rating by S&P or Fitch, or, if unrated, of comparable quality in the opinion of the fund’s subadviser. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index .

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
•
Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
•	Conducting company specific credit research.
•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities. This is more likely for higher yielding securities which may be subject to greater levels of interest rate, credit and liquidity risk.

•	The residential mortgage market in the United States experiences difficulties that adversely affect the performance and market value of certain of the fund’s mortgage-related investments.
•
An issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM PIMCO High Yield Fund (continued)

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.  Disproportionate losses may result from the fund’s use of derivative instruments.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are seeking an investment with potentially greater return but higher risk than a fund that invests primarily in investment grade securities
•	Are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	Are uncomfortable with the risks of investing in high yield securities
•	Are seeking stability of principal
•	Are investing for the short term

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on March 7, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM PIMCO Total Return Fund

Adviser: Sun Capital Advisers LLC
Subadviser: Pacific Investment Management Company LLC

INVESTMENT GOAL

Maximum total return, consistent with capital preservation.

KEY INVESTMENTS AND STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The fund will provide written notice to its shareholders at least 60 days prior to any change to this policy.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Index).

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non- U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s
subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.
•
Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.
•	Conducting company specific credit research.
•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
Interest rates go up, which will make bond prices go down and reduce the value of the fund’s bond portfolio accordingly. This is known as interest rate risk (and may be greater for securities with longer maturities).

•
The issuer or guarantor of a security owned by the fund defaults on its payment obligations or has its credit rating downgraded by a rating agency. This is known as credit risk (the risk of default is higher for high yield bonds).

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – FIXED INCOME FUNDS
SCSM PIMCO Total Return Fund (continued)

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•	Prices of the securities in the fund’s portfolio fall as a result of general market movements or unfavorable company news.
•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio.
•
Derivative securities in the fund’s portfolio, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset. Disproportionate losses may result from the fund’s use of derivative instruments.

•	The residential mortgage market in the United States experiences difficulties that adversely affect the performance and market value of certain of the fund’s mortgage-related investments.
•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.
•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.
•	The fund’s use of leverage increases volatility and/or results in losses upon the inopportune liquidation of portfolio positions to satisfy obligations, margin calls, or segregation requirements.
•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.
•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	want higher potential returns than a money market fund or short duration fund and are willing to accept more interest rate and credit risk
•	are seeking to diversify their investment portfolios

The fund may not be appropriate for investors who:

•	are investing for maximum long-term growth or the highest possible income
•	want stability of principal

FUND PERFORMANCE

Performance information is not provided because the fund commenced operations on October 1, 2008 and does not have annual returns for at least one calendar year as of the date of this prospectus.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – SPECIALTY FUNDS
Sun Capital Global Real Estate Fund

Adviser: Sun Capital Advisers LLC

INVESTMENT GOALS

Primary: Long-term capital growth.
Secondary: Current income and growth of income.

KEY INVESTMENTS AND STRATEGIES

The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents, and may also realize gains by selling appreciated property.

The fund will provide written notice to its shareholders at least 60 days prior to any change to the requirement that it invests at least 80% of its net assets plus borrowings for investment purposes in REITs and other real estate companies.

How Investments Are Selected

The adviser allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities.

The adviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential REIT investments based on several factors, including:

•	The ability of a REIT to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.
•	The quality of a REIT’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
•	A REIT’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
•	Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.

•
To the extent that the fund invests in REIT securities denominated in foreign currencies or in securities of REITs that hold properties in foreign countries such that the REIT’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.

•	Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a REIT’s fixed income investments.
•	The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.
•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.
•	The market for REITs goes down or is less favored than other stock market sectors or types of investments.
•	The adviser’s judgments about the relative values of REIT securities selected for the fund’s portfolio prove to be wrong.
•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Many REITs are small capitalization companies that may experience more price volatility, be less liquid, and have more limited financial resources than large capitalization companies.

THE FUNDS’ GOALS, STRATEGIES AND RISKS – SPECIALTY FUNDS
Sun Capital Global Real Estate Fund (continued)

Non-diversification and Industry Concentration Risks

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of industries.

Being non-diversified and concentrated may magnify the fund’s losses from adverse events affecting a particular issuer or the real estate group of industries.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as investing for retirement
•	Want to allocate part of their investment portfolio to real estate investments
•	Are seeking higher potential long-term returns
•	Can accept the risk of volatility in the stock and real estate markets

The fund may not be appropriate for investors who:

•	Are pursuing a short-term investment goal
•	Are seeking stability of principal
•	Are uncomfortable with the risk of price volatility in the stock and real estate markets

FUND PERFORMANCE

The bar chart and tables indicate the risks of investing in the Initial Class shares of the fund by showing how the fund’s Initial Class shares have performed in the past. The fund’s performance will vary from year to year. Past performance does not necessarily indicate how the fund’s Initial Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Initial Class shares

This bar chart shows the performance for Initial Class shares of the fund for each full calendar year since the inception of the fund’s initial class shares on December 7, 1998.

Fund’s best and worst calendar quarters for Initial Class shares

		Quarter/Year
Highest	18.37%	4th Quarter 2004

Lowest	(39.05)%	4th Quarter 2008

Average annual total returns for Initial Class shares
(for the periods ended December 31, 2008)

	One Year	Five Years	Ten Years
Fund	(44.73)%	(0.49)%	6.95%
MSCI U.S. REIT Index	(37.97)%	0.67%	7.19%
FTSE EPRA/NAREIT Global Real Estate Index	(47.72)%	1.96%	6.63%

The table shows how the average annual returns for Initial Class shares of the fund for different calendar periods compared to the returns of the Morgan Stanley Capital International (MSCI) U.S. REIT Index and the FTSE EPRA/NAREIT Index. For the period from the fund’s inception until May 1, 2008, the MSCI U.S. REIT Index was the fund’s comparative index. In connection with the change in

THE FUNDS’ GOALS, STRATEGIES AND RISKS – SPECIALTY FUNDS
Sun Capital Global Real Estate Fund (continued)

the fund’s strategy, effective May 1, 2008, from a primarily U.S. strategy to a global strategy, the FTSE EPRA/NAREIT Global Real Estate Index become the fund’s comparative index. The FTSE EPRA/NAREIT Global Real Estate Index has been included in the table for the fund because it has become the comparative index from and after May 1, 2008, and not because it was a comparative index in any of the past periods depicted. The table assumes that you reinvest all of your dividends and distributions.

The MSCI U.S. REIT Index is a total-return index, comprising the most actively traded U.S. REITs and is designed to be a measure of real estate equity performance. The FTSE EPRA/NAREIT Global Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide. Unlike the fund, the indices are not managed and do not incur expenses.

EXPENSE SUMMARY

The table below describes the fees and expenses you may pay if you remain invested in the Initial Class shares of a fund. The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable annuity or variable life insurance contract for more details on the separate account fees.

The numbers below are based on the funds’ expenses during their fiscal year ended December 31, 2008 unless otherwise noted in the footnotes to the table.  Expenses may vary in future years as a result of asset fluctuations or other factors.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee.  Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

Annual fund operating expenses paid from the assets of the fund—Initial Class shares
As a percentage of average daily net assets

	SC Ibbotson Balanced[4]	SC Ibbotson Growth[4]	SC Ibbotson Moderate[4]
Management Fee[5]	0.13%	0.13%	0.13%
Other Expenses	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses[1]	0.83%	0.90%	0.76%
Total Operating Expenses[1]	1.16%	1.23%	1.09%
Fee Waiver and Expense Limitation[2]	(0.13)%	(0.13)%	(0.13)%
Net Expenses[1,2]	1.03%	1.10%	0.96%

	SC AIM Small Cap Growth[4]	SC AllianceBernstein International Value[4]	SC Davis Venture Value	SC Dreman Small Cap Value[4]
Management Fee	0.95%	0.63%	0.75%	0.90%
Other Expenses	0.62%	0.42%	0.36%	0.78%
Acquired Fund Fees and Expenses[1]	N/A	N/A	N/A	N/A
Total Operating Expenses[1]	1.57%	1.05%	1.11%	1.68%
Fee Waiver and Expense Limitation[2]	(0.42)%	(0.30)%	(0.21)%	(0.53)%
Net Expenses[1,2]	1.15%	0.75%	0.90%	1.15%

	SC Oppenheimer Large Cap Core	SC Oppenheimer Main Street Small Cap	SC WMC Blue Chip Mid Cap	SC WMC Large Cap Growth
Management Fee	0.70%	0.80%	0.80%	0.75%
Other Expenses	1.38%	0.49%	0.41%	0.42%
Acquired Fund Fees and Expenses[1]	N/A	N/A	N/A	N/A
Total Operating Expenses[1]	2.08%	1.29%	1.21%	1.17%
Fee Waiver and Expense Limitation[2]	(1.18)%	(0.29)%	(0.21)%	(0.36)%
Net Expenses[1,2]	0.90%	1.00%	1.00%	0.81%

	Sun Capital Investment Grade Bond	Sun Capital Money Market	Sun Capital Global Real Estate
Management Fee	0.60%	0.50%	0.95%
Other Expenses	0.46%	0.31%	0.28%
Acquired Fund Fees and Expenses[1]	N/A	N/A	N/A
Total Operating Expenses[1]	1.06%	0.81%	1.23%
Fee Waiver and Expense Limitation[2]	(0.31)%	(0.31)%	(0.13)%
Net Expenses[1,2]	0.75%	0.50%	1.10%

EXPENSE SUMMARY (continued)

Annual fund operating expenses paid from the assets of the fund—Initial Class shares
As a percentage of average daily net assets

	SC Goldman Sachs Mid Cap Value	SC Lord Abbett Growth & Income	SC BlackRock Inflation Protected Bond[4]	SC Goldman Sachs Short Duration
Unified Management Fee[3]	1.05%	0.87%	0.65%	0.64%
Other Expenses	0.03%	0.03%	0.01%	0.03%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	N/A	0.01%
Total Operating Expenses[1]	1.09%	0.91%	0.66%	0.68%
Fee Waiver and Expense Limitation[2]	(0.01)%	(0.03)%	(0.01)%	(0.02)%
Net Expenses[1,2]	1.08%	0.88%	0.65%	0.66%

	SC PIMCO High Yield	SC PIMCO Total Return[4]
Unified Management Fee[3]	0.74%	0.65%
Other Expenses	0.02%	0.01%
Acquired Fund Fees and Expenses[1]	N/A	N/A
Total Operating Expenses[1]	0.76%	0.66%
Fee Waiver and Expense Limitation[2]	(0.01)%	(0.01)%
Net Expenses[1,2]	0.75%	0.65%

1 Total Operating Expenses and Net Expenses shown may differ from the fund’s expense ratios appearing in the financial highlights table. The financial highlights table includes the operating expenses of a fund but does not include any indirect expenses incurred by a fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the Expense Summary above. With respect to each fund other than SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Ibbotson Moderate Fund, SC Goldman Sachs Mid Cap Value Fund, SC Lord Abbett Growth & Income Fund and SC Goldman Sachs Short Duration Fund, the “Acquired Fund Fees and Expenses” are reported as “N/A” because they amounted to less than or equal to 0.01% and are included in “Other Expenses.” Acquired Fund Fees and Expenses for SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Ibbotson Moderate Fund, SC AIM Small Cap Growth Fund, SC AllianceBernstein International Value Fund, SC Dreman Small Cap Value Fund, SC BlackRock Inflation Protected Bond Fund and SC PIMCO Total Return Fund are based on estimates for the current year because the funds have an operating history of six months or less.
2 The Net Expenses in the table above reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has agreed not to impose all or a portion of its management fee or unified management fee, as applicable, and, if necessary, to limit other operating expenses except Acquired Fund Fees and Expenses. For each of SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund, the adviser has agreed to limit total operating expenses of Initial Class shares to 0.20% (which is equal to the amount of “Net Expenses” shown in the table minus the amount of “Acquired Fund Fees and Expenses” shown in the table).  Similarly, for SC Goldman Sachs Mid Cap Value Fund, SC Lord Abbett Growth & Income Fund and SC Goldman Sachs Short Duration Fund, the adviser has agreed to limit total annual operating expenses of Initial Class shares to 1.07%, 0.87% and 0.65%, respectively. For the other funds, the adviser has agreed to limit total operating expenses of Initial Class shares to the amounts shown as “Net Expenses” in the table. The adviser has contractually agreed to maintain the expense limits until at least April 30, 2011 for all funds except SC AllianceBernstein International Value Fund, SC BlackRock Inflation Protected Bond Fund, SC Oppenheimer Large Cap Core Fund and SC PIMCO Total Return Fund, for which the adviser will maintain the expense limitation until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. For additional information regarding the expense limitations, please refer to the prospectus section captioned “About the Adviser.” To the extent that the total expense ratio for a fund’s Initial Class shares falls below the expense limitation stated above in future years, the adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years.  Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

EXPENSE SUMMARY (continued)

3 This fund pays the adviser a single, unified management fee for its advisory services, administrative services and all other services necessary for the ordinary operations of the fund. Out of that fee, the adviser pays for all of the expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing and ordinary legal services to the fund. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, Acquired Fund Fees and Expenses taxes and extraordinary expenses. Effective February 23, 2009, the unified management fee for the SC Goldman Sachs Short Duration Fund and SC PIMCO High Yield Fund was reduced to 0.64% and 0.74%, respectively, and the expense information in the table has been restated to reflect current fees.
4 “Other Expenses” are estimated because the fund or class has been in operation for six months or less.
5 The management fee paid by this fund to the adviser has been rounded in the table from 0.125% to 0.13%.

EXPENSE SUMMARY (continued)

Example

This Example is intended to help you compare the cost of investing in the Initial Class shares of the funds with the cost of investing in other mutual funds. The Initial Class shares of the funds are not subject to any fees upon purchases or redemptions; however, the funds’ annual estimated operating expenses do not reflect the separate account fees charged in the variable annuity and variable life insurance products through which the funds are offered. If those separate account fees were reflected, the costs shown below would be higher.

The Example assumes that you invest $10,000 in a fund for the time periods indicated, then redeem all of your Initial Class shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and reinvestment of all dividends and distributions.

The estimated costs in Years 1 and 2 are calculated based on each fund’s contractual expense limitation.  A fund’s contractual expense limitation has the effect of limiting its expenses to the amount shown as “Net Expenses” in the table above unless otherwise noted in the table’s footnotes.  For subsequent years, each fund’s operating expenses are calculated based on its “Total Operating Expenses” as shown in the table above, but without regard to any fee waiver or expense limitation. Therefore, the annual estimated costs used in Year 3 and later, as applicable, are equal to or higher than the costs used in Years 1 and 2. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years[1]	10 Years[1]
SC Ibbotson Balanced Fund	$ 105	$ 343	N/A	N/A
SC Ibbotson Growth Fund	$ 112	$ 362	N/A	N/A
SC Ibbotson Moderate Fund	$ 98	$ 319	N/A	N/A
SC AIM Small Cap Growth Fund	$ 117	$ 411	N/A	N/A
SC AllianceBernstein International Value Fund	$ 77	$ 273	N/A	N/A
SC Davis Venture Value Fund	$ 92	$ 310	$ 570	$ 1,313
SC Dreman Small Cap Value Fund	$ 117	$ 423	N/A	N/A
SC Goldman Sachs Mid Cap Value Fund	$ 110	$ 345	$ 599	$ 1,327
SC Lord Abbett Growth & Income Fund	$ 90	$ 284	$ 498	$ 1,114
SC Oppenheimer Large Cap Core Fund	$ 92	$ 416	$ 894	$ 2,215
SC Oppenheimer Main Street Small Cap Fund	$ 102	$ 350	$ 650	$ 1,504
SC WMC Blue Chip Mid Cap Fund	$ 102	$ 341	$ 623	$ 1,428
SC WMC Large Cap Growth Fund	$ 83	$ 298	$ 572	$ 1,354
Sun Capital Investment Grade Bond Fund	$ 77	$ 274	$ 523	$ 1,237
Sun Capital Money Market Fund	$ 51	$ 195	$ 387	$ 942
SC BlackRock Inflation Protected Bond Fund	$ 66	$ 210	N/A	N/A
SC Goldman Sachs Short Duration Fund	$ 67	$ 213	$ 375	$ 843
SC PIMCO High Yield Fund	$ 77	$ 241	$ 420	$ 940
SC PIMCO Total Return Fund	$ 66	$ 210	N/A	N/A
Sun Capital Global Real Estate Fund	$ 112	$ 364	$ 650	$ 1,465

1 No estimates are provided for Years 5 and 10 for funds with an operating history of six months or less.

MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Multinational and Foreign Companies	Fixed Income Instruments	Credit Quality	U.S. Government Securities	Mortgage-related Securities
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC AIM Small Cap Growth Fund	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x
SC Davis Venture Value Fund	x	x	x	x	x	x	x
SC Dreman Small Cap Value Fund	x	x	x	x		x	x	x
SC Goldman Sachs Mid Cap Value Fund	x	x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund	x	x	x	x	x	x	x	x
SC Oppenheimer Large Cap Core Fund	x	x	x	x	x	x	x
SC Oppenheimer Main Street Small Cap Fund	x	x	x	x	x	x	x
SC WMC Blue Chip Mid Cap Fund	x	x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x	x	x	x	x	x	x
Sun Capital Investment Grade Bond Fund	x		x	x	x	x	x	x
Sun Capital Money Market Fund				x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x
SC Goldman Sachs Short Duration Fund				x	x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x
Sun Capital Global Real Estate Fund	x		x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

	Emerging Markets	Yankees	High Yield Securities (junk bonds)	Derivative Contracts	Real Estate Companies	Portfolio Turnover	Borrowing	Illiquid securities	Defensive Investing
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x	x
SC AIM Small Cap Growth Fund				x	x			x	x
SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x	x
SC Davis Venture Value Fund			x	x	x	x	x	x	x
SC Dreman Small Cap Value Fund			x	x		x	x	x	x
SC Goldman Sachs Mid Cap Value Fund				x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund			x	x		x	x	x	x
SC Oppenheimer Large Cap Core Fund				x		x	x	x	x
SC Oppenheimer Main Street Small Cap Fund				x		x	x	x	x
SC WMC Blue Chip Mid Cap Fund				x		x	x	x	x
SC WMC Large Cap Growth Fund	x			x		x	x	x	x
Sun Capital Investment Grade Bond Fund	x	x	x	x	x	x	x	x	x
Sun Capital Money Market Fund		x						x
SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x	x
SC Goldman Sachs Short Duration Fund	x	x		x		x	x	x	x
SC PIMCO High Yield Fund	x	x	x	x		x	x	x	x
SC PIMCO Total Return Fund	x	x	x	x		x	x	x	x
Sun Capital Global Real Estate Fund			x	x		x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

MORE ABOUT THE FUNDS’ INVESTMENTS

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, the fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. SC AllianceBernstein International Value Fund and Sun Capital Global Real Estate Fund may invest without limit in foreign currency denominated securities. Sun Capital Money Market Fund cannot invest in foreign currency denominated securities.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit  facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal to the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the fund’s gross income.  Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

MORE ABOUT THE FUNDS’ INVESTMENTS

Credit quality - Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.  For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities - Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees - Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

High yield securities (junk bonds) - Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

MORE ABOUT THE FUNDS’ INVESTMENTS

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

MORE ABOUT THE FUNDS’ INVESTMENTS

Real estate companies - A fund may invest in a variety of types of real estate companies including real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general.  For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs.  Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•
Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

Portfolio turnover - Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from a fund’s performance.

Borrowing - A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser. The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs. The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  At December 31, 2008, the adviser had total assets under management of approximately $40.4 billion.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee. Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

With respect to the following fourteen funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. The adviser employs an unaffiliated subadviser for each of these funds except Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund and Sun Capital Global Real Estate Fund, which the adviser manages directly without the use of any subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees for Initial Class Shares

Fund	Daily Net Assets	Advisory Fee

SC Ibbotson Balanced Fund	All	0.125%

SC Ibbotson Growth Fund	All	0.125%

SC Ibbotson Moderate Fund	All	0.125%

SC AIM Small Cap Growth Fund	$0-$250 million over $250 million	0.95% 0.90%

SC AllianceBernstein International Value Fund	All	0.63%

SC Davis Venture Value Fund	$0-$500 million	0.75%
	over $500 million	0.70%

SC Dreman Small Cap Value Fund	$0-$250 million over $250 million	0.90% 0.85%

SC Oppenheimer Large Cap Core Fund	All	0.70%

SC Oppenheimer Main Street Small Cap Fund	$0-$400 million	0.80%
	$400-$800 million	0.75%
	over $800 million	0.70%

SC WMC Blue Chip Mid Cap Fund	$0-$300 million	0.80%
	over $300 million	0.75%

SC WMC Large Cap Growth Fund	$0-$750 million	0.75%
	over $750 million	0.70%

Sun Capital Investment Grade Bond Fund	All	0.60%

Sun Capital Money Market Fund	All	0.50%

Sun Capital Global Real Estate Fund	All	0.95%

THE INVESTMENT ADVISER AND SUBADVISERS

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC AllianceBernstein International Value Fund and SC Oppenheimer Large Cap Core Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Expense Limit for Initial Class Shares

Fund	Expense Limit

SC Ibbotson Balanced Fund	0.20%

SC Ibbotson Growth Fund	0.20%

SC Ibbotson Moderate Fund	0.20%

SC AIM Small Cap Growth Fund	1.15%

SC AllianceBernstein International Value Fund	0.75%

SC Davis Venture Value Fund	0.90%

SC Dreman Small Cap Value Fund	1.15%

SC Oppenheimer Large Cap Core Fund	0.90%

SC Oppenheimer Main Street Small Cap Fund	1.00%

SC WMC Blue Chip Mid Cap Fund	1.00%

SC WMC Large Cap Growth Fund	0.81%

Sun Capital Investment Grade Bond Fund	0.75%

Sun Capital Money Market Fund	0.50%

Sun Capital Global Real Estate Fund	1.10%

THE INVESTMENT ADVISER AND SUBADVISERS

With respect to the following six funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its services, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage expenses, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Unified Management Fees for Initial Class Shares

Fund	Daily Net Assets	Unified Management Fee

SC Goldman Sachs Mid Cap Value Fund	All	1.05%

SC Lord Abbett Growth & Income Fund	All	0.87%

SC BlackRock Inflation Protected Bond Fund	All	0.65%

SC Goldman Sachs Short Duration Fund	All	0.64%

SC PIMCO High Yield Fund	All	0.74%

SC PIMCO Total Return Fund	All	0.65%

The adviser has contractually agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC BlackRock Inflation Protected Bond Fund and SC PIMCO Total Return Fund, the adviser has agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. To the extent that any fund’s total expense ratio with respect to Initial Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years.

Expense Limit for Initial Class Shares

Fund	Expense Limit

SC Goldman Sachs Mid Cap Value Fund	1.07%

SC Lord Abbett Growth & Income Fund	0.87%

SC BlackRock Inflation Protected Bond Fund	0.65%

SC Goldman Sachs Short Duration Fund	0.65%

SC PIMCO High Yield Fund	0.75%

SC PIMCO Total Return Fund	0.65%

THE INVESTMENT ADVISER AND SUBADVISERS

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement is available in the fund’s semi-annual report to shareholders for the period ended June 30, 2008 or annual report to shareholders for the period ended December 31, 2008.

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2008, totaling approximately $462 billion (of which approximately $115 billion represented assets of investment companies).

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.31 trillion of assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2008, Davis Advisors had discretionary investment authority with respect to approximately $60 billion in client assets.

About Dreman Value Management, L.L.C.

Dreman Value Management, LLC (“Dreman”), 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as subadviser to the Trust’s SC Dreman Small Cap Value Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. Dreman provides investment advice to separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high- net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2008, Dreman had assets under management of approximately $8.5 billion.

THE INVESTMENT ADVISER AND SUBADVISERS

About Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of
December 31, 2008, the Investment Management Division of Goldman, Sachs & Co., which includes GSAM as a business unit, had assets under management of $739.4 billion, excluding seed capital and assets under supervision.  As of December 31, 2008, GSAM had assets under management of $690.7 billion, including seed capital but excluding assets under supervision.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2008, Ibbotson had assets under management of approximately $46.6 billion.

About Invesco Aim Advisors, Inc.

Invesco Aim Advisors, Inc. (“Invesco Aim”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as subadviser to the Trust’s SC AIM Small Cap Growth Fund. Invesco Aim has served as an investment advisor since its organization in 1976, and, together with its subsidiaries, advises or manages over 225 investment portfolios, including the AIM Small Cap Growth Fund, encompassing a broad range of investment objectives. As of December 31, 2008, Invesco Aim has assets under management of approximately $134 billion.

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $70 billion in 53 mutual fund portfolios and other advisory accounts as of December 31, 2008.

About OppenheimerFunds, Inc. and OFI Institutional Asset Management, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as subadviser to SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund. OFI Institutional Asset Management, Inc., an affiliate of OppenheimerFunds, serves as sub-subadviser to SC Oppenheimer Large Cap Core Fund. OppenheimerFunds has been an investment adviser since 1960. As of December 31, 2008, OppenheimerFunds had assets under management of approximately $145 billion.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281-1008, a wholly-owned subsidiary of OppenheimerFunds, serves as sub-subadviser to OppenheimerFunds on behalf of SC Oppenheimer Large Cap Core Fund. OFI Institutional has been an investment adviser since 2001. As of December 31, 2008, OFI Institutional had assets under management of approximately $8 billion.

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2008, PIMCO had approximately $747 billion in assets under management.

THE INVESTMENT ADVISER AND SUBADVISERS

About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the subadviser to SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund	Peng Chen, Ph.D	2008	President, Ibbotson, since 1997.
(Jointly managed)	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2008	Vice President, Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC AIM Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Senior Portfolio Manager, Invesco Aim, since 2004. Managing Director at JPMorgan Fleming Asset Management (2000-2004).
	Juan Hartsfield	2008	Portfolio Manager, Invesco Aim, since 2004. Co-Portfolio Manager at JPMorgan Fleming Asset Management (2000-2004).
	Clay Manley	2008	Portfolio Manager, Invesco Aim, since 2008. Equity Analyst at Invesco Aim (2002-2008).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2008
Executive Vice President and Head of Bernstein Value Equities (since 2009), CIO Global Value Equities (since 2003), CIO of UK and European Value Equities (since 2000), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.

	Kevin F. Simms	2008	Senior Vice President (since 2000), co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2008	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and co-CIO of International Value Equities (since 2003) at AllianceBernstein.
	Eric J. Franco	2009	Senior Portfolio Manager for international and global value equities (since 1998).

SC Davis Venture Value Fund	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.
(Jointly managed)	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors since 1998.

SC Dreman Small Cap Value Fund	David N. Dreman	2008	Chairman and CIO, Dreman, since 1977.
(Jointly managed)	Mark Roach	2008	Managing Director, Dreman, since 2006. Portfolio Manager at Vaughn Nelson Investment Management (2002-2006).
	E. Clifton Hoover, Jr.	2008	Managing Director and co-CIO, Dreman, since 2006. Managing Director and Portfolio Manager at NFJ Investment Group (1997-2006).

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Alford, Ms. Domotorffy and Mr. Daniel	Andrew Alford, PhD	2008
Managing Director.  Joined the Quantitative Investment Strategies (“QIS”) group as a researcher in 1998 and has since taken on portfolio management responsibilities for the group’s long-only and long/short products.

share oversight responsibility for the computer optimized portfolio management process.)	Katinka Domotorffy, CFA	2009
Managing Director and Partner.  CIO and Head of QIS (since 2009).  Joined QIS in 1998 and was most recently head of strategy, senior portfolio manager and researcher for the global macro/fixed income teams.

	Kent Daniel, PhD	2009	Managing Director. Co-CIO of Equity Strategies and Head of Equity Research of QIS group. Joined GSAM in 2004. Prior to joining GSAM, served as Professor of Finance, Kellogg School of Management.

SC Lord Abbett Growth & Income Fund	Eli M. Salzmann	2008	Partner (since 2000) and Director (since 1997) at Lord Abbett.
(Managed by a team. Mr. Salzmann and Mr. Fuller are jointly and primarily responsible for the day-to-day management of the fund.)	Kenneth G. Fuller	2008	Partner (since 2006) and Portfolio Manager (since 2002) at Lord Abbett.

SC Oppenheimer Large Cap Core Fund	Dave Schmidt	2008
Vice President and Portfolio Manager of OFI Institutional since July 2004. Chief Investment Officer of Trinity Investment Management Corporation, a wholly owned subsidiary of OFI Institutional, since July 2003. Deputy Chief Investment Officer of Trinity from June 2002 to June 2003.

SC Oppenheimer Main Street Small Cap Fund (Jointly managed)	Marc Reinganum	2008
Vice President of OppenheimerFunds, Director of Quantitative Research and Portfolio Strategist for Equities since September 2002.  Prior to that, Mary Jo Vaughn Rauscher Chair in Financial Investments at Southern Methodist University (1995-2002).

	Mark Zavanelli, CFA	2006	Vice President of OppenheimerFunds since November 2000. Joined OppenheimerFunds in 1998.

SC WMC Blue Chip Mid Cap Fund	Phillip H. Perelmuter	1999	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management in 1995.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008
Senior Vice President and Equity Portfolio Manager of Wellington Management.  Joined Wellington Management as an investment professional in 2005.  Prior to that, he was an investment professional at Putnam Investments (1987-2005).

Sun Capital Investment Grade Bond Fund	Evan S. Moskovit, CFA (Lead Manager; Corporate/Strategy Specialist)	2002	Senior Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1997.

	Michael A. Savage, CFA (Structured Products Specialist)	2002	Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1993.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
Sun Capital Money Market Fund	John W. Donovan (Lead Manager)	2002	Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 2001.

	Evan S. Moskovit, CFA (Strategy Specialist)	2005	Senior Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1997.

	Bonnie L. Ward (Strategy/Trader)	2006	Director, Sun Capital Advisers LLC since 2004. Joined Sun Life Financial in 1973.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2008
Managing Director, BlackRock, since 2002. Co-head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.

	Brian Weinstein	2008
Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

	Adam Bowman	2009	Vice President, BlackRock, since 2008. Joined BlackRock in 2005. Prior to that, Analyst with Macroeconomics Advisers from 2003-2005.

SC Goldman Sachs Short Duration Fund (Managed by a series of	Jonathan A. Beinner	2008	Managing Director, Chief Investment Officer, and Co-head of U.S. and Global Fixed Income (since 2001) at GSAM.
specialist teams which focus on generating and implementing investment ideas within their	Thomas J. Kenny, CFA	2008	Managing Director and Co-head of U.S. and Global Fixed Income (since 2002) at GSAM.
area of expertise. Both top-down and bottom-up decisions are made by these small strategy	James B. Clark (Lead Portfolio Manager)	2008	Lead Portfolio Manager, Managing Director (since 2001) and Co-head of the U.S. Fixed Income Team (since 2001) at GSAM.
teams, rather than by one portfolio manager or committee. Ultimate accountability for the portfolio resides with the lead portfolio managers, who set the	Michael Swell (Lead Portfolio Manager)	2009
Managing Director (since 2007) and Co-head of the U.S. Fixed Income Team (since 2009) at GSAM.  Prior to that Senior Managing Director of Fixed Income Sales and Trading (2004-2007) at Friedman, Billings & Ramsey.

long-term risk budget and oversee the portfolio construction process.)	James P. McCarthy	2008	Managing Director (since 2002) and Head of Short Duration and Structured Portfolios (since 2002) at GSAM.
	David Fishman	2009	Managing Director (since 2001) and Co-head of Global Liquidity Management (since 2002) at GSAM.

SC PIMCO High Yield Fund	Mark T. Hudoff	2008	Lead Portfolio Manager (since 2007) of PIMCO High Yield team. Executive Vice President of PIMCO (since 2002). Joined PIMCO in 1996.

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
Sun Capital Global Real Estate Fund (Jointly managed among all three managers)	Thomas V. Pedulla (Specializes in Direct Real Estate Investment Strategy)	1998	Senior Managing Director, Sun Capital Advisers LLC, since 2000. Joined Sun Life Financial in 1991.
	Leo D. Saraceno, CFA (Specializes in REIT Investments)	2003	Senior Managing Director, Sun Capital Advisers LLC, since 2001. Joined Sun Life Financial in 1986.
	Richard R. Gable, CFA (Specializes in REIT Investments)	2001	Managing Director, Sun Capital Advisers LLC, since 2006. Joined Sun Life Financial in 1998.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Buying and Redeeming Initial Class Shares. Each fund sells its Initial Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance products. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Insurance company separate accounts that accept orders from contract owners to purchase and redeem Initial Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by federal securities laws.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Small cap and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that SC AIM Small Cap Growth Fund, SC Dreman Small Cap Value Fund and SC Oppenheimer Main Street Small Cap Fund invest primarily in small cap securities and to the extent that SC PIMCO High Yield Fund invests primarily in below investment grade, high yield securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per Initial Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures adopted by the board of trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

FUND DETAIL

Investments by Variable Product Separate Accounts in Shares of the Funds. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not make investments in all the funds described in this prospectus.

The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of the Initial Class shares of each fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm. The funds’ financial statements were audited by Deloitte & Touche, LLP, an independent registered public accounting firm. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower.

Selected data for a share outstanding throughout each period:

SC Ibbotson Balanced Fund Initial Class Shares
Period Ended December 31
2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(e)	0.02
Net realized and unrealized loss on investments(c)	(0.95)

Total from Investment Operations	(0.93)

Less Distributions from:
Net investment income	—
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	—

Net Asset Value, End of Period	$9.07

Total Return(b)	(9.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$56
Ratios to average net assets:
Net expenses(a)(d)(e)(f)	0.20%
Gross expenses(a)(e)(f)	16.72%
Net investment income(a)(d)(e)	0.88%
Portfolio turnover rate(g)	0%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC Ibbotson Growth Fund Initial Class Shares
Period Ended December 31
2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(e)	0.02
Net realized and unrealized loss on investments(c)	(1.15)

Total from Investment Operations	(1.13)

Less Distributions from:
Net investment income	—
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	—

Net Asset Value, End of Period	$8.87

Total Return(b)	(11.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$ 92
Ratios to average net assets:
Net expenses(a)(d)(e)(f)	0.20%
Gross expenses(a)(e)(f)	14.32%
Net investment income(a)(d)(e)	1.20%
Portfolio turnover rate(g)	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC Ibbotson Moderate Fund Initial Class Shares
Period Ended December 31

2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(e)	0.03
Net realized and unrealized loss on investments(c)	(0.84)

Total from Investment Operations	(0.81)

Less Distributions from:
Net investment income	—
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	—

Net Asset Value, End of Period	$9.19

Total Return(b)	(8.10)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$ 46
Ratios to average net assets:
Net expenses(a)(d)(e)(f)	0.20%
Gross expenses(a)(e)(f)	17.09%
Net investment income(a)(d)(e)	1.15%
Portfolio turnover rate(g)	1%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC AIM Small Cap Growth Fund Initial Class Shares
Period Ended December 31

2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment loss(d)(e)	(0.00)
Net realized and unrealized loss on investments	(2.49)

Total from Investment Operations	(2.49)

Less Distributions from:
Net investment income	—
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	—

Net Asset Value, End of Period	$7.51

Total Return(b)	(24.90)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$2,530
Ratios to average net assets:
Net expenses(a)(c)(d)	1.15%
Gross expenses(a)(d)	11.09%
Net investment loss(a)(c)(d)	(0.40) %
Portfolio turnover rate	4%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC AllianceBernstein International Value Fund Initial Class Shares
Period Ended December 31

2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.01
Net realized and unrealized loss on investments	(2.07)

Total from Investment Operations	(2.06)

Less Distributions from:
Net investment income	(0.02)
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.02)

Net Asset Value, End of Period	$7.92

Total Return(b)	(20.64)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$9,763
Ratios to average net assets:
Net expenses(a)(c)(d)	0.75%
Gross expenses(a)(d)	6.64%
Net investment income(a)(c)(d)	1.18%
Portfolio turnover rate	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$13.65	$13.17	$11.56	$10.61	$9.50

Income (Loss) from Investment Operations:
Net investment income(c)	0.10	0.17	0.09	0.09	0.08
Net realized and unrealized gain (loss) on investments	(5.21)	0.39	1.61	0.94	1.10

Total from Investment Operations	(5.11)	0.56	1.70	1.03	1.18

Less Distributions from:
Net investment income	(0.09)	(0.08)	(0.09)	(0.08)	(0.07)
In excess of net investment income	—	—	—	—	—
Net realized gain on investments	(0.11)	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Capital	—	—	—	—	—

Total distributions	(0.20)	(0.08)	(0.09)	(0.08)	(0.07)

Net Asset Value, End of Period	$8.34	$13.65	$13.17	$11.56	$10.61

Total Return(a)	(37.81)%	4.23%	14.77%	9.73%	12.45%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$31,868	$52,861	$61,438	$54,216	$51,362
Ratios to average net assets:
Net expenses(b)(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses(c)	1.11%	1.11%	1.16%	1.13%	1.16%
Net investment income(b)(c)	0.86%	1.06%	0.74%	0.81%	0.83%
Portfolio turnover rate	19%	10%	16%	15%	11%
____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC Dreman Small Cap Value Fund Initial Class Shares
Period Ended December 31
2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.01
Net realized and unrealized loss on investments	(2.03)

Total from Investment Operations	(2.02)

Less Distributions from:
Net investment income	(0.01)
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.01)

Net Asset Value, End of Period	$7.97

Total Return(b)	(20.15)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$4,316
Ratios to average net assets:
Net expenses(a)(c)(d)	1.15%
Gross expenses(a)(d)	8.84%
Net investment income(a)(c)(d)	1.18%
Portfolio turnover rate	28%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC Goldman Sachs Mid Cap Value Fund Initial Class Shares
Period Ended December 31

2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.05
Net realized and unrealized loss on investments	(3.06)

Total from Investment Operations	(3.01)

Less Distributions from:
Net investment income	(0.06)
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.06)

Net Asset Value, End of Period	$6.93

Total Return(b)	(30.07)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$6,496
Ratios to average net assets:
Net expenses(a)(c)(d)	1.07%
Gross expenses(a)(d)	1.08%
Net investment income(a)(c)(d)	2.10%
Portfolio turnover rate	90%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC Lord Abbett Growth & Income Fund Initial Class Shares
Period Ended December 31

2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.06
Net realized and unrealized loss on investments	(2.92)

Total from Investment Operations	(2.86)

Less Distributions from:
Net investment income	(0.06)
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.06)

Net Asset Value, End of Period	$7.08

Total Return(b)	(28.54)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$2,229
Ratios to average net assets:
Net expenses(a)(c)(d)	0.87%
Gross expenses(a)(d)	0.90%
Net investment income(a)(c)(d)	1.71%
Portfolio turnover rate	73%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Large Cap Core Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.77	$12.37	$10.47	$12.47	$11.45

Income (Loss) from Investment Operations:
Net investment income(c)	0.04	0.12	0.17	0.02	0.03
Net realized and unrealized gain (loss) on investments	(4.03)	(0.84)	1.93	(0.09)	2.25

Total from Investment Operations	(3.99)	(0.72)	2.10	(0.07)	2.28

Less Distributions from:
Net investment income	(0.05)	(0.10)	(0.16)	(0.02)	(0.03)
In excess of net investment income	—	—	—	—	—
Net realized gain on investments	(0.03)	(0.78)	(0.04)	(1.91)	(1.23)
In excess of net realized gain on investments	—	—	—	—	—
Capital	—	—	—	—	—

Total distributions	(0.08)	(0.88)	(0.20)	(1.93)	(1.26)

Net Asset Value, End of Period	$6.70	$10.77	$12.37	$10.47	$12.47

Total Return(a)	(37.06)%	(5.81)%	20.07%	(0.72)%	20.39%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$8,366	$5,544	$6,183	$5,505	$7,049
Ratios to average net assets:
Net expenses(b)(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses(c)	2.08%	1.81%	2.47%	2.74%	3.42%
Net investment income(b)(c)	1.39%	0.89%	1.47%	0.15%	0.27%
Portfolio turnover rate	189%	63%	135%	114%	137%
____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Main Street Small Cap Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.98	$15.02	$13.79	$15.21	$14.07

Income (Loss) from Investment Operations:
Net investment income(c)	0.03	0.05	0.01	0.01	1.23
Net realized and unrealized gain (loss) on investments	(4.82)	(0.23)	1.82	0.57	1.14

Total from Investment Operations	(4.79)	(0.18)	1.83	0.58	2.37

Less Distributions from:
Net investment income	(0.03)	—	—	—	—
In excess of net investment income	—	—	—	—	—
Net realized gain on investments	(0.42)	(1.86)	(0.60)	(2.00)	(1.23)
In excess of net realized gain on investments	—	—	—	—	—
Capital	—	—	—	—	—

Total distributions	(0.45)	(1.86)	(0.60)	(2.00)	(1.23)

Net Asset Value, End of Period	$7.74	$12.98	$15.02	$13.79	$15.21

Total Return(a)	(37.99)%	(1.44)%	13.60%	4.33%	18.43%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$38,435	$72,741	$87,215	$86,949	$89,031
Ratios to average net assets:
Net expenses(b)(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses(c)	1.29%	1.38%	1.42%	1.10%	1.09%
Net investment income (loss)(b)(c)	0.21%	0.31%	0.02%	0.03%	(0.10)%
Portfolio turnover rate	126%	126%	206%	58%	106%
____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007		2006	2005		2004
Net Asset Value, Beginning of Period	$17.95	$19.04		$20.60	$18.13		$15.61

Income (Loss) from Investment Operations:
Net investment income (loss)(c)	0.01	(0.00	)(d)	0.18	(0.00	)(d)	0.02
Net realized and unrealized gain (loss) on investments	(5.41)	2.87		1.87	2.98		2.50

Total from Investment Operations	(5.40)	2.87		2.05	2.98		2.52

Less Distributions from:
Net investment income	(0.03)	(0.25)		—	(0.02)		—
In excess of net investment income	—	—		—	—		—
Net realized gain on investments	(3.20)	(3.71)		(3.61)	(0.49)		—
In excess of net realized gain on investments	—	—		—	—		—
Capital	—	—		—	—		—

Total distributions	(3.23)	(3.96)		(3.61)	(0.51)		—

Net Asset Value, End of Period	$9.32	$17.95		$19.04	$20.60		$18.13

Total Return(a)	(35.14)%	15.41%		11.30%	16.61%		16.14%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$45,842	$85,438		$94,632	$94,928		$89,609
Ratios to average net assets:
Net expenses(b)(c)	1.00%	1.00%		1.00%	1.00%		1.00%
Gross expenses(c)	1.21%	1.14%		1.14%	1.15%		1.12%
Net investment income (loss)(b)(c)	0.05%	(0.17)%		0.92%	(0.03)%		0.13%
Portfolio turnover rate	104%	75%		83%	67%		60%
____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Large Cap Growth Fund Initial Class Shares
	Periods Ended December 31,
	2008		2007	*
Net Asset Value, Beginning of Period	$10.65		$9.99

Income (Loss) from Investment Operations: Net investment income (loss)(d)	0.04		(0.00	)(e)
Net realized and unrealized gain (loss) on investments	(4.74)		0.69

Total from Investment Operations	(4.70)		0.69

Less Distributions from:
Net investment income	—		—
In excess of net investment income	—		—
Net realized gain on investments	(0.00	)(e)	(0.03)
In excess of net realized gain on investments	—		—
Capital	—		—

Total distributions	(0.00)		(0.03)

Net Asset Value, End of Period	$5.95		$10.65

Total Return(b)	(44.12)%		6.88%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$34,599		$62,680
Ratios to average net assets:
Net expenses(a)(c)(d)	0.81%		0.81%
Gross expenses(a)(d)	1.17%		1.06%
Net investment income(a)(c)(d)	0.43%		0.01%
Portfolio turnover rate	265%		307%
____________________
*	For the period from April 2, 2007 (Commencement of Operations – Initial Class Shares) through December 31, 2007.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)     Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.48	$9.62	$9.72	$10.09	$10.02

Income (Loss) from Investment Operations:
Net investment income(c)	0.51	0.49	0.50	0.46	0.48
Net realized and unrealized gain (loss) on investments	(1.65)	(0.14)	0.00 (d)	(0.27)	0.14

Total from Investment Operations	(1.14)	0.35	0.50	0.19	0.62

Less Distributions from:
Net investment income	(0.50)	(0.49)	(0.47)	(0.47)	(0.48)
In excess of net investment income	—	—	—	—	—
Net realized gain on investments	—	—	(0.11)	(0.09)	(0.07)
In excess of net realized gain on investments	—	—	—	—	—
Capital	—	—	(0.02)	—	—

Total distributions	(0.50)	(0.49)	(0.60)	(0.56)	(0.55)

Net Asset Value, End of Period	$7.84	$9.48	$9.62	$9.72	$10.09

Total Return(a)	(12.47)%	3.75%	5.39%	1.96%	6.42%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$35,941	$40,696	$45,186	$53,630	$57,619
Ratios to average net assets:
Net expenses(b)(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(c)	1.06%	1.00%	1.06%	1.03%	0.98%
Net investment income(b)(c)	5.70%	5.10%	5.14%	4.72%	4.81%
Portfolio turnover rate	30%	46%	55%	55%	66%
____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net investment income(c)	0.02	0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00 (d)	0.00 (d)	—	—	—

Total from Investment Operations	0.02	0.05	0.05	0.03	0.01

Less Distributions from:
Net investment income	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)
In excess of net investment income	—	—	—	—	—
Net realized gain on investments	—	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—
Capital	—	—	—	—	—

Total distributions	(0.02)	(0.05)	(0.05)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	2.25%	4.87%	4.59%	2.75%	0.74%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$150,416	$129,112	$120,164	$110,430	$121,399
Ratios to average net assets:
Net expenses(b)(c)	0.50%	0.50%	0.50%	0.50%	0.65%
Gross expenses(c)	0.81%	0.76%	0.77%	0.77%	0.71%
Net investment income(b)(c)	2.19%	4.76%	4.51%	2.69%	0.77%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC BlackRock Inflation Protected Bond Fund Initial Class Shares
Period Ended December 31

2008*

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment loss(e)	(0.05)
Net realized and unrealized loss on investments(c)	(0.05)

Total from Investment Operations	(0.10)

Less Distributions from:
Net investment income	(0.03)
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.03)

Net Asset Value, End of Period	$9.87

Total Return(b)	(0.95)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$8,311
Ratios to average net assets:
Net expenses(a)(d)(e)	0.65%
Gross expenses(a)(e)	0.68%
Net investment income (loss)(a)(d)(e)	(4.63) %
Portfolio turnover rate	85%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC Goldman Sachs Short Duration Fund Initial Class Shares
Period Ended December 31
2008*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.16
Net realized and unrealized gain on investments	0.16

Total from Investment Operations	0.32

Less Distributions from:
Net investment income	(0.16)
In excess of net investment income	—
Net realized gain on investments	(0.03)
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.19)

Net Asset Value, End of Period	$10.13

Total Return(b)	3.22%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$54,602
Ratios to average net assets:
Net expenses(a)(c)(d)	0.65%
Gross expenses(a)(d)	0.68%
Net investment income(a)(c)(d)	2.34%
Portfolio turnover rate	333%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC PIMCO High Yield Fund Initial Class Shares
Period Ended December 31
2008*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.53
Net realized and unrealized loss on investments	(1.85)

Total from Investment Operations	(1.32)

Less Distributions from:
Net investment income	(0.55)
In excess of net investment income	—
Net realized gain on investments	(0.06)
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.61)

Net Asset Value, End of Period	$8.07

Total Return(b)	(13.74)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$3,134
Ratios to average net assets:
Net expenses(a)(c)(d)	0.75%
Gross expenses(a)(d)	0.77%
Net investment income(a)(c)(d)	6.74%
Portfolio turnover rate	75%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

SC PIMCO Total Return Fund Initial Class Shares
Period Ended December 31
2008*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations: Net investment income(d)	0.03
Net realized and unrealized gain on investments	0.55

Total from Investment Operations	0.58

Less Distributions from:
Net investment income	(0.03)
In excess of net investment income	—
Net realized gain on investments(e)	(0.00)
In excess of net realized gain on investments	—
Capital	—

Total distributions	(0.03)

Net Asset Value, End of Period	$10.55

Total Return(b)	5.82%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$13,823
Ratios to average net assets:
Net expenses(a)(c)(d)	0.65%
Gross expenses(a)(d)	0.68%
Net investment income(a)(c)(d)	1.19%
Portfolio turnover rate	181%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Initial Class Shares) through December 31, 2008.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Initial Class Shares
	Periods Ended December 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$18.24	$24.60	$18.80	$19.01	$15.09

Income (Loss) from Investment Operations:
Net investment income(c)	0.18	0.66	0.81	0.23	0.58
Net realized and unrealized gain (loss) on investments	(7.53)	(3.70)	6.37	1.59	4.24

Total from Investment Operations	(7.35)	(3.04)	7.18	1.82	4.82

Less Distributions from:
Net investment income	(0.39)	(0.36)	(0.37)	(0.32)	(0.27)
In excess of net investment income	—	—	—	—	—
Net realized gain on investments	(1.51)	(2.96)	(1.01)	(1.71)	(0.63)
In excess of net realized gain on investments	—	—	—	—	—
Capital	—	—	—	—	—

Total distributions	(1.90)	(3.32)	(1.38)	(2.03)	(0.90)

Net Asset Value, End of Period	$8.99	$18.24	$24.60	$18.80	$19.01

Total Return(a)	(44.73)%	(13.13)%	38.96%	9.67%	33.32%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$45,841	$87,441	$121,197	$105,368	$102,300
Ratios to average net assets:
Net expenses(b)(c)	1.10%	1.10%	1.10%	1.10%	1.23%
Gross expenses(c)	1.23%	1.18%	1.19%	1.22%	1.23%
Net investment income(b)(c)	1.28%	2.65%	3.08%	3.55%	3.62%
Portfolio turnover rate	76%	25%	44%	32%	67%

____________________
(a)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connections with your variable insurance contract.

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix A
Information About the Underlying Funds in which the Fund of Funds Invest
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund,

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds not included in this prospectus in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares.

No summary is provided for these underlying funds listed below that are included in this prospectus and the statement of additional information along with SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund. The underlying funds in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC (“Sun Capital”) and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

Domestic Equity Funds

SCSM Davis Venture Value Fund

SCSM Oppenheimer Large Cap Core Fund

SCSM Oppenheimer Main Street Small Cap Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM AIM Small Cap Growth Fund

SCSM Dreman Small Cap Value Fund

MFS® Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

International Equity Funds

SCSM AllianceBernstein International Value Fund

A-1

INFORMATION ABOUT THE UNDERLYING FUNDS

MFS® International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS® Research International Portfolio (Investment Goal: Capital appreciation)

MFS Research International Portfolio seeks to achieve its investment objective by investing primarily in foreign equity securities, including emerging market equity securities. The fund may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The fund may be invested in companies of any size.

MFS® Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund

Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM BlackRock Inflation Protected Bond Fund

A-2

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at
www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser                                                                                                Independent Registered Public Accounting Firm

Sun Capital Advisers LLC                                                                                                Deloitte & Touche LLP

Principal Underwriter                                                                                                Administrator, Custodian

Clarendon Insurance Agency, Inc.                                                                                                           State Street Bank & Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-0102
e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090
Free from the EDGAR Database on the SEC’s
Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879